Note 22 - Share Capital (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	AS OF MARCH 31, 2018 $000’s	AS OF MARCH 31, 2017 $000’s
Issued and fully paid
77,535,770 ordinary shares of 10 pence each (2017: 49,509,394 ordinary shares of 1 pence each)	12,641	8,667